================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-PX

                  ANNUAL REPORT OF PROXY RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09060

--------------------------------------------------------------------------------

                           HOLLAND SERIES FUND, INC.

--------------------------------------------------------------------------------

              (Exact name of registrant as specified in charter)

                                375 Park Avenue
                              New York, NY 10152

--------------------------------------------------------------------------------

 (Address of principal executive        Copy to:
 offices)

 Michael F. Holland                     Timothy Burdick, Esq.
 President and Treasurer                State Street Bank and Trust Company
 Holland Series Fund, Inc.              4 Copley Pace, 5/th/ Floor
 375 Park Avenue                        Boston, Massachusetts 02116
 New York, New York 10152
                                        and

                                        Timothy Diggins, Esq.
                                        Ropes & Gray
                                        Prudential Tower
                                        800 Boylston Street
                                        Boston, Massachusetts 02119-3600

--------------------------------------------------------------------------------

                    (Name and address of agent for service)

Registrant's telephone number, including area code: 800-304-6552

Date of fiscal year end: September 30

Date of reporting period: July 1, 2013 - June 30, 2014

================================================================================

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ITEM 1. PROXY VOTING RECORD

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
                                    TICKER           MEETING                                                              MGMT.
ISSUER                              SYMBOL CUSIP NO.  DATE             BALLOT ISSUE             PROPOSED BY    VOTE CAST  REC.
------                              ------ --------- -------- ------------------------------- ---------------- --------- -------
3M CO.                              MMM    88579Y101 05/13/14 PROPOSAL 1: Election of         Issuer           For All   For
                                                              Directors
                                                              1A. Linda G. Alvarado
                                                              1B. Thomas "Tony" K. Brown
                                                              1C. Vance D. Coffman
                                                              1D. Michael L. Eskew
                                                              1E. Herbert L. Henkel
                                                              1F. Muhtar Kent
                                                              1G. Edward M. Liddy
                                                              1H. Inge G. Thulin
                                                              1I. Robert J. Ulrich

                                                              PROPOSAL 2: To Ratify the       Issuer           For       For
                                                              appointment of
                                                              PricewaterhouseCoopers LLP
                                                              as 3M's independent registered
                                                              public accounting firm.

                                                              PROPOSAL 3: Advisory            Issuer           For       For
                                                              approval of executive
                                                              compensation.

                                                              PROPOSAL 4: Stockholder         Security Holder  Against   Against
                                                              proposal on right to act by
                                                              written consent.

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
                                    TICKER           MEETING                                                               MGMT.
ISSUER                              SYMBOL CUSIP NO.  DATE             BALLOT ISSUE              PROPOSED BY    VOTE CAST  REC.
------                              ------ --------- -------- -------------------------------- ---------------- --------- -------
AMERICAN EXPRESS CO.                AXP    025816109 05/12/14 Proposal 1: Election of          Issuer           For All   For
                                                              Directors
                                                              1A. Charlene Barshefsky
                                                              1B. Ursula Burns
                                                              1C. Kenneth Chenault
                                                              1D. Peter Chernin
                                                              1E. Anne Lauvergeon
                                                              1F. Theodore Leonsis
                                                              1G. Richard Levin
                                                              1H. Richard McGinn
                                                              1I. Samuel Palmisano
                                                              1J. Steven Reinemund
                                                              1K. Daniel Vasella
                                                              1L. Robert Walter
                                                              1M. Ronald Williams

                                                              PROPOSAL 2: Ratification of      Issuer           For       For
                                                              appointment of
                                                              PricewaterhouseCoopers LLP
                                                              as our independent registered
                                                              public accounting firm for
                                                              2014.

                                                              PROPOSAL 3: Advisory             Issuer           For       For
                                                              resolution to approve executive
                                                              compensation.

                                                              PROPOSAL 4: Shareholder          Security Holder  Against   Against
                                                              proposal relating to annual
                                                              disclosure of EEO-1 data.

                                                              PROPOSAL 5: Shareholder          Security Holder  Against   Against
                                                              proposal relating to report on
                                                              privacy, data security and
                                                              government requests.

                                                              PROPOSAL 6: Shareholder          Security Holder  Against   Against
                                                              proposal relating to action by
                                                              written consent.

                                                              PROPOSAL 7: Shareholder          Security Holder  Against   Against
                                                              proposal for executives to
                                                              retain significant stock.

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
                                    TICKER           MEETING                                                             MGMT.
ISSUER                              SYMBOL CUSIP NO.  DATE            BALLOT ISSUE             PROPOSED BY    VOTE CAST  REC.
------                              ------ --------- -------- ------------------------------ ---------------- --------- -------
BERKSHIRE HATHAWAY, INC.            BRK/A  084670108 05/03/14 PROPOSAL 1: Election of        Issuer           For All   For
                                                              Directors
                                                              01-Warren E. Buffett
                                                              02-Charles T. Munger
                                                              03-Howard G. Buffett
                                                              04-Stephen B. Burke
                                                              05-Susan L. Decker
                                                              06-William H. Gates III
                                                              07-David S. Gottesman
                                                              08-Charlotte Guyman
                                                              09-Donald R. Keough
                                                              10-Thomas S. Murphy
                                                              11-Ronald L. Olson
                                                              12-Walter Scott, Jr.
                                                              13-Meryl B. Witmer

                                                              PROPOSAL 2: Non-binding        Issuer           For       For
                                                              resolution to approve the
                                                              compensation of the company's
                                                              named executive officers, as
                                                              described in the 2014 proxy
                                                              statement.

                                                              PROPOSAL 3: Non-binding        Issuer           3 Year    3 Year
                                                              resolution to determine the
                                                              frequency (whether annual,
                                                              biennial or triennial) with
                                                              which shareholders of the
                                                              company shall be entitled to
                                                              have an advisory vote on
                                                              executive compensation.

                                                              PROPOSAL 4: Shareholder        Security Holder  Against   Against
                                                              proposal regarding greenhouse
                                                              gas and other air emissions.

                                                              PROPOSAL 5: Shareholder        Security Holder  Against   Against
                                                              proposal regarding dividends.

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
                     TICKER           MEETING                                                           MGMT.
ISSUER               SYMBOL CUSIP NO.  DATE           BALLOT ISSUE            PROPOSED BY    VOTE CAST  REC.
------               ------ --------- -------- ---------------------------- ---------------- --------- -------
COMCAST CORPORATION  CMCSA  20030N101 05/21/14 PROPOSAL 1: Election of      Issuer           For All   For
                                               Directors
                                               01-Kenneth J. Bacon
                                               02-Sheldon M. Bonovitz
                                               03-Edward D. Breen
                                               04-Joseph J. Collins
                                               05-J. Michael Cook
                                               06-Gerald L. Hassell
                                               07-Jeffrey A. Honickman
                                               08-Eduardo G. Mestre
                                               09-Brian L. Roberts
                                               10-Ralph J. Roberts
                                               11-Johnathan A. Rodgers
                                               12-Dr. Judith Rodin

                                               PROPOSAL 2: Ratification of  Issuer           For       For
                                               the appointment of our
                                               independent auditors

                                               PROPOSAL 3: Approval, on     Issuer           For       For
                                               an advisory basis, of our
                                               executive compensation

                                               PROPOSAL 4: To prepare an    Security Holder  Against   Against
                                               annual report on lobbying
                                               activities

                                               PROPOSAL 5: To prohibit      Security Holder  Against   Against
                                               accelerated vesting upon a
                                               change in control

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
                                    TICKER           MEETING                                                           MGMT.
ISSUER                              SYMBOL CUSIP NO.  DATE           BALLOT ISSUE            PROPOSED BY    VOTE CAST  REC.
------                              ------ --------- -------- ---------------------------- ---------------- --------- -------
EXXON MOBIL CORP.                   XOM    30231G102 05/28/14 PROPOSAL 1: Election of      Issuer           For All   For
                                                              Directors
                                                              01) M.J. Boskin
                                                              02) P. Brabeck-Letmathe
                                                              03) U.M. Burns
                                                              04) L.R. Faulkner
                                                              05) J.S. Fishman
                                                              06) H.H. Fore
                                                              07) K.C. Frazier
                                                              08) W.W. George
                                                              09) S.J. Palmisano
                                                              10) S.S. Reinemund
                                                              11) R.W. Tillerson
                                                              12) W.C. Weldon

                                                              PROPOSAL 2: Ratification of  Issuer           For       For
                                                              Independent Auditors

                                                              PROPOSAL 3: Advisory Vote    Issuer           For       For
                                                              to Approve Executive
                                                              Compensation

                                                              PROPOSAL 4: Majority Vote    Security Holder  Against   Against
                                                              for Directors

                                                              PROPOSAL 5: Limits           Security Holder  Against   Against
                                                              Directorships

                                                              PROPOSAL 6: Amendment of     Security Holder  Against   Against
                                                              EEO Policy

                                                              PROPOSAL 7: Report on        Security Holder  Against   Against
                                                              Lobbying

                                                              Proposal 8: Greenhouse Gas   Security Holder  Against   Against
                                                              Emissions Goals

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
                                    TICKER           MEETING                                                             MGMT.
ISSUER                              SYMBOL CUSIP NO.  DATE            BALLOT ISSUE             PROPOSED BY    VOTE CAST  REC.
------                              ------ --------- -------- ------------------------------ ---------------- --------- -------
GENERAL ELECTRIC CO.                GE     369604103 04/23/14 PROPOSAL A: Election of        Issuer           No vote   For
                                                              Directors
                                                              1. W. Geoffrey Beattie
                                                              2. John J. Brennan
                                                              3. James I. Cash, Jr.
                                                              4. Francisco D'Souza
                                                              5. Marijn E. Dekkers
                                                              6. Ann M. Fudge
                                                              7. Susan J. Hockfield
                                                              8. Jeffrey R. Immelt
                                                              9. Andrea Jung
                                                              10. Robert W. Lane
                                                              11. Rochelle B. Lazarus
                                                              12. James J. Mulva
                                                              13. James E. Rohr
                                                              14. Mary L. Schapiro
                                                              15. Robert J. Swieringa
                                                              16. James S. Tisch
                                                              17. Douglas A. Warner III

                                                              PROPOSAL B1: Advisory          Issuer           No vote   For
                                                              Approval of Our Named
                                                              Executives' Compensation

                                                              PROPOSAL B2: Ratification      Issuer           No vote   For
                                                              of Selection of Independent
                                                              Auditor for 2014

                                                              PROPOSAL C1: Cumulative        Security Holder  No vote   Against
                                                              Voting

                                                              PROPOSAL C2: Senior            Security Holder  No vote   Against
                                                              Executives Hold Option Shares
                                                              for Life

                                                              PROPOSAL C3: Multiple          Security Holder  No vote   Against
                                                              Candidate Elections

                                                              PROPOSAL C4: Right to Act      Security Holder  No vote   Against
                                                              by Written Consent

                                                              PROPOSAL C5: Cessation of      Security Holder  No vote   Against
                                                              All Stock Options and Bonuses

                                                              PROPOSAL C6: Sell the          Security Holder  No vote   Against
                                                              Company

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
                                    TICKER           MEETING                                                       MGMT.
ISSUER                              SYMBOL CUSIP NO.  DATE            BALLOT ISSUE          PROPOSED BY  VOTE CAST REC.
------                              ------ --------- -------- ----------------------------- -----------  --------- -----
INTEL CORP.                         INTC   458140100 05/22/14 PROPOSAL 1: Election of       Issuer       For All   For
                                                              Directors
                                                              1A. Charlene Barshefsky
                                                              1B. Andy D. Bryant
                                                              1C. Susan L. Decker
                                                              1D. John J. Donahoe
                                                              1E. Reed E. Hundt
                                                              1F. Brian M. Krzanich
                                                              1G. James D. Plummer
                                                              1H. David S. Pottruck
                                                              1I. Frank D. Yeary
                                                              1J. David B. Yoffie

                                                              PROPOSAL 2: Ratification of   Issuer       For       For
                                                              selection of Ernst & Young
                                                              LLP as our independent
                                                              registered public accounting
                                                              firm for the current year

                                                              PROPOSAL 3: Advisory vote     Issuer       For       For
                                                              to approve executive
                                                              compensation

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
                                    TICKER           MEETING                                                               MGMT.
ISSUER                              SYMBOL CUSIP NO.  DATE             BALLOT ISSUE              PROPOSED BY    VOTE CAST  REC.
------                              ------ --------- -------- -------------------------------- ---------------- --------- -------
INTERNATIONAL BUSINESS MACHINES     IBM    459200101 04/29/14 PROPOSAL 1: Election of          Issuer           For All   For
CORP.                                                         Directors For a Term of One
                                                              Year
                                                              1A. A. J. P. Belda
                                                              1B. W.R. Brody
                                                              1C. K.I. Chenault
                                                              1D. M.L. Eskew
                                                              1E. D.N. Farr
                                                              1F. S.A. Jackson
                                                              1G. A.N. Liveris
                                                              1H. W.J. McNerney, Jr.
                                                              1I. J.W. Owens
                                                              1J. V.M. Rometty
                                                              1K. J.E. Spero
                                                              1L. S. Taurel
                                                              1M. L.H. Zambrano

                                                              PROPOSAL 2: Ratification of      Issuer           For       For
                                                              Appointment of Independent
                                                              Registered Public Accounting
                                                              Firm

                                                              PROPOSAL 3: Advisory Vote        Issuer           For       For
                                                              on Executive Compensation

                                                              PROPOSAL 4: Approval of          Issuer           For       For
                                                              Long-Term Incentive
                                                              Performance Terms for Certain
                                                              Executives Pursuant to Section
                                                              162(m) of the Internal Revenue
                                                              Code

                                                              PROPOSAL 5: Adoption of          Issuer           For       For
                                                              the IBM 2014 Employees Stock
                                                              Purchase Plan

                                                              PROPOSAL 6: Stockholder          Security Holder  Against   Against
                                                              Proposal for Disclosure of
                                                              Lobbying Policies and Practices

                                                              PROPOSAL 7: Stockholder          Security Holder  Against   Against
                                                              Proposal on the Right to Act by
                                                              Written Consent

                                                              PROPOSAL 8: Stockholder          Security Holder  Against   Against
                                                              Proposal to Limit Accelerated
                                                              Executive Pay

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
                                    TICKER           MEETING                                                               MGMT.
ISSUER                              SYMBOL CUSIP NO.  DATE             BALLOT ISSUE              PROPOSED BY    VOTE CAST  REC.
------                              ------ --------- -------- -------------------------------- ---------------- --------- -------
JOHNSON & JOHNSON                   JNJ    478160104 04/24/14 PROPOSAL 1: Election of          Issuer           For All   For
                                                              Directors
                                                              1A. Mary Sue Coleman
                                                              1B. James G. Cullen
                                                              1C. Ian E.L. Davis
                                                              1D. Alex Gorsky
                                                              1E. Susan L. Lindquist
                                                              1F. Mark B. McClellan
                                                              1G. Anne M. Mulcahy
                                                              1H. Leo F. Mullin
                                                              1I. William D. Perez
                                                              1J. Charles Prince
                                                              1K. A. Eugene Washington
                                                              1L. Ronald A. Williams

                                                              PROPOSAL 2: Advisory Vote        Issuer           For       For
                                                              to Approve Named Executive
                                                              Officer Compensation

                                                              PROPOSAL 3: Ratification of      Issuer           For       For
                                                              Appointment of
                                                              PricewaterhouseCoopers LLP
                                                              as Independent Registered
                                                              Public Accounting Firm for
                                                              2014

                                                              PROPOSAL 4: Shareholder          Security Holder  Against   Against
                                                              Proposal - Executives to Retain
                                                              Significant Stock

                      TICKER           MEETING                                                                 MGMT.
ISSUER                SYMBOL CUSIP NO.  DATE              BALLOT ISSUE               PROPOSED BY    VOTE CAST  REC.
------                ------ --------- -------- ---------------------------------- ---------------- --------- -------
JPMORGAN CHASE & CO.  JPM    46625H100 05/20/14 PROPOSAL 1: Election of            Issuer           For All   For
                                                Directors
                                                1A. Linda B. Bammann
                                                1B. James A. Bell
                                                1C. Crandall C. Bowles
                                                1D. Stephen B. Burke
                                                1E. James S. Crown
                                                1F. James Dimon
                                                1G. Timothy P. Flynn
                                                1H. Laban P. Jackson, Jr.
                                                1I. Michael A. Neal
                                                1J. Lee R. Raymond
                                                1K. William C. Weldon

                                                PROPOSAL 2: Advisory               Issuer           For       For
                                                resolution to approve executive
                                                compensation

                                                PROPOSAL 3: Ratification of        Issuer           For       For
                                                independent registered public
                                                accounting firm

                                                PROPOSAL 4: Lobbying               Security Holder  Against   Against
                                                report - require annual report on
                                                lobbying

                                                PROPOSAL 5: Special                Security Holder  Against   Against
                                                shareowner meetings - reduce
                                                threshold to 15% rather than
                                                20% and remove procedural
                                                provisions

                                                PROPOSAL 6: Cumulative             Security Holder  Against   Against
                                                voting - require cumulative
                                                voting for directors rather than
                                                one-share one-vote

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
                                    TICKER           MEETING                                                         MGMT.
ISSUER                              SYMBOL CUSIP NO.  DATE             BALLOT ISSUE           PROPOSED BY  VOTE CAST REC.
------                              ------ --------- -------- ------------------------------- -----------  --------- -----
MICROSOFT CORP.                     MSFT   594918104 11/19/13 PROPOSAL 1: Election of         Issuer       No vote   For
                                                              Directors
                                                              1. Steven A. Ballmer
                                                              2. Dina Dublon
                                                              3. William H. Gates III
                                                              4. Maria M. Klawe
                                                              5. Stephen J. Luczo
                                                              6. David F. Marquardt
                                                              7. Charles H. Noski
                                                              8. Helmut Panke
                                                              9. John W. Thompson

                                                              PROPOSAL 10: Approve            Issuer       No vote   For
                                                              material terms of the
                                                              performance criteria under the
                                                              Executive Officer Incentive
                                                              Plan

                                                              PROPOSAL 11: Advisory           Issuer       No vote   For
                                                              vote on executive compensation

                                                              PROPOSAL 12: Ratification       Issuer       No vote   For
                                                              of Deloitte & Touche LLP as
                                                              our independent auditor for
                                                              fiscal year 2014

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
               TICKER           MEETING                                                                 MGMT.
ISSUER         SYMBOL CUSIP NO.  DATE              BALLOT ISSUE               PROPOSED BY    VOTE CAST  REC.
------         ------ --------- -------- ---------------------------------- ---------------- --------- -------
PEPSICO, INC.  PEP    713448108 05/07/14 PROPOSAL 1: Election of            Issuer           For All   For
                                         Directors
                                         1A. Shona L. Brown
                                         1B. George W. Buckley
                                         1C. Ian M. Cook
                                         1D. Dina Dublon
                                         1E. Rona A. Fairhead
                                         1F. Ray L. Hunt
                                         1G. Alberto Ibarguen
                                         1H. Indra K. Nooyi
                                         1I. Sharon Percy Rockefeller
                                         1J. James J. Schiro
                                         1K. Lloyd G. Trotter
                                         1L. Daniel Vasella
                                         1M. Alberto Weisser

                                         PROPOSAL 2: Ratification of        Issuer           For       For
                                         the appointment of KPMG LLP
                                         as the Company's independent
                                         registered public accountants for
                                         fiscal year 2014.

                                         PROPOSAL 3: Advisory               Issuer           For       For
                                         approval of the Company's
                                         executive compensation.

                                         PROPOSAL 4: Approval of the        Issuer           For       For
                                         material terms of the
                                         performance goals of the
                                         PepsiCo, Inc. Executive
                                         Incentive Compensation Plan.

                                         PROPOSAL 5: Policy regarding       Security Holder  Against   Against
                                         approval of political
                                         contributions.

                                         PROPOSAL 6: Policy regarding       Security Holder  Against   Against
                                         executive retention of stock.

                                    TICKER           MEETING                                                         MGMT.
ISSUER                              SYMBOL CUSIP NO.  DATE             BALLOT ISSUE           PROPOSED BY  VOTE CAST REC.
------                              ------ --------- -------- ------------------------------- -----------  --------- -----
SCHLUMBERGER, LTD.                  SLB    806857108 04/09/14 PROPOSAL 1: Election of         Issuer       No vote   For
                                                              Directors
                                                              1A. Peter L.S. Currie
                                                              1B. Tony Isaac
                                                              1C. K. Vaman Kamath
                                                              1D. Maureen Kempston Darkes
                                                              1E. Paal Kibsgaard
                                                              1F. Nikolay Kudryavtsev
                                                              1G. Michael E. Marks
                                                              1H. Lubna S. Olayan
                                                              1I. Leo Rafael Reif
                                                              1J. Tore I. Sandvold
                                                              1K. Henri Seydoux

                                                              PROPOSAL 2: To approve, on      Issuer       No vote   For
                                                              an advisory basis, the
                                                              Company's executive
                                                              compensation.

                                                              PROPOSAL 3: To approve the      Issuer       No vote   For
                                                              Company's 2013 financial
                                                              statements and declarations of
                                                              dividends.

                                                              PROPOSAL 4: To approve the      Issuer       No vote   For
                                                              appointment of the independent
                                                              registered public accounting
                                                              firm.

                                    TICKER           MEETING                                                               MGMT.
ISSUER                              SYMBOL CUSIP NO.  DATE             BALLOT ISSUE              PROPOSED BY    VOTE CAST  REC.
------                              ------ --------- -------- -------------------------------- ---------------- --------- -------
THE CHUBB CORPORATION               CB     171232101 04/29/14 PROPOSAL 1: Election of          Issuer           No vote   For
                                                              Directors
                                                              1A) Zoe Baird Budinger
                                                              1B) Shelia P. Burke
                                                              1C) James I. Cash, Jr.
                                                              1D) John D. Finnegan
                                                              1E) Timothy P. Flynn
                                                              1F) Karen M. Hoguet
                                                              1G) Lawrence W. Kellner
                                                              1H) Martin G. McGuinn
                                                              1I) Lawrence M. Small
                                                              1J) Jess SOderberg
                                                              1K) Daniel E. Somers
                                                              1L) William C. Weldon
                                                              1M) James M. Zimmerman
                                                              1N) Alfred W. Zollar

                                                              PROPOSAL 2: To approve the       Issuer           No vote   For
                                                              adoption of The Chubb
                                                              Corporation Long-Term
                                                              Incentive Plan (2014).

                                                              PROPOSAL 3: Ratification of      Issuer           No vote   For
                                                              the appointment of Ernst &
                                                              Young LLP as independent
                                                              auditor.

                                                              PROPOSAL 4: Advisory vote        Issuer           No vote   For
                                                              on the compensation paid to our
                                                              named executive officers.

                                                              PROPOSAL 5: Shareholder          Security Holder  No vote   Against
                                                              proposal regarding preparation
                                                              of an annual sustainability
                                                              report.

                                    TICKER           MEETING                                                           MGMT.
ISSUER                              SYMBOL CUSIP NO.  DATE           BALLOT ISSUE            PROPOSED BY    VOTE CAST  REC.
------                              ------ --------- -------- ---------------------------- ---------------- --------- -------
THE HOME DEPOT, INC.                HD     437076102 05/22/14 PROPOSAL 1: Election of      Issuer           For All   For
                                                              Directors
                                                              1A. F. Duane Ackerman
                                                              1B. Francis S. Blake
                                                              1C. Ari Bousbib
                                                              1D. Gregory D. Brenneman
                                                              1E. J. Frank Brown
                                                              1F. Albert P. Carey
                                                              1G. Armando Codina
                                                              1H. Helena B. Foulkes
                                                              1I. Wayne M. Hewett
                                                              1J. Karen L. Katen
                                                              1K. Mark Vadon

                                                              PROPOSAL 2: Ratification of  Issuer           For       For
                                                              the Appointment of KPMG
                                                              LLP

                                                              PROPOSAL 3: Advisory Vote    Issuer           For       For
                                                              to Approve Executive
                                                              Compensation

                                                              PROPOSAL 4: Shareholder      Security Holder  Against   Against
                                                              Proposal Regarding Special
                                                              Shareholder Meetings

                                                              PROPOSAL 5: Shareholder      Security Holder  Against   Against
                                                              Proposal Regarding
                                                              Employment Diversity Report

                         TICKER           MEETING                                                                MGMT.
ISSUER                   SYMBOL CUSIP NO.  DATE              BALLOT ISSUE              PROPOSED BY    VOTE CAST  REC.
------                   ------ --------- -------- --------------------------------- ---------------- --------- -------
THE WALT DISNEY COMPANY  DIS    254687106 03/18/14 PROPOSAL 1: Election of           Issuer           No vote   For
                                                   Directors
                                                   1A. Susan E. Arnold
                                                   1B. John S. Chen
                                                   1C. Jack Dorsey
                                                   1D. Robert A. Iger
                                                   1E. Fred H. Langhammer
                                                   1F. Aylwin B. Lewis
                                                   1G. Monica C. Lozano
                                                   1H. Robert W. Matschullat
                                                   1I. Sheryl K. Sandberg
                                                   1J. Orin C. Smith

                                                   PROPOSAL 2: To ratify the         Issuer           No vote   For
                                                   appointment of
                                                   PricewaterhouseCoopers LLP
                                                   as the Company's registered
                                                   public accountants for 2014.

                                                   PROPOSAL 3: To approve the        Issuer           No vote   For
                                                   advisory resolution on
                                                   executive compensation.

                                                   PROPOSAL 4: To approve an         Issuer           No vote   For
                                                   amendment to the Company's
                                                   Restated Certificate of
                                                   Incorporation.

                                                   PROPOSAL 5: To approve the        Security Holder  No Vote   Against
                                                   shareholder proposal relating to
                                                   proxy access.

                                                   PROPOSAL 6: To approve the        Security Holder  No vote   Against
                                                   shareholder proposal relating to
                                                   acceleration of equity awards.

                                    TICKER           MEETING                                                           MGMT.
ISSUER                              SYMBOL CUSIP NO.  DATE           BALLOT ISSUE            PROPOSED BY    VOTE CAST  REC.
------                              ------ --------- -------- ---------------------------- ---------------- --------- -------
WAL-MART STORES, INC.               WMT    931142103 06/06/14 PROPOSAL 1: Election of      Issuer           For All   For
                                                              Directors
                                                              1A. Aida M. Alvarez
                                                              1B. James I. Cash, Jr.
                                                              1C. Roger C. Corbett
                                                              1D. Pamela J. Craig
                                                              1E. Douglas N. Daft
                                                              1F. Michael T. Duke
                                                              1G. Timothy P. Flynn
                                                              1H. Marissa A. Mayer
                                                              1I. C. Douglas McMillon
                                                              1J. Gregory B. Penner
                                                              1K. Steven S. Reinemund
                                                              1L. Jim C. Walton
                                                              1M. S. Robson Walton
                                                              1N. Linda S. Wolf

                                                              PROPOSAL 2: Ratification of  Issuer           For       For
                                                              Ernst & Young LLP as
                                                              Independent Accountants

                                                              PROPOSAL 3: Advisory Vote    Issuer           For       For
                                                              to Approve Named Executive
                                                              Officer Compensation

                                                              PROPOSAL 4: Request for      Security Holder  Against   Against
                                                              Independent Chairman Policy

                                                              PROPOSAL 5: Request for      Security Holder  Against   Against
                                                              Annual Report on Recoupment
                                                              of Executive Pay

                                                              PROPOSAL 6: Request for      Security Holder  Against   Against
                                                              Annual Report on Lobbying

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOLLAND SERIES FUND, INC.

By:  /s/ Michael F. Holland
     Michael F. Holland
     President and Treasurer
     August 21, 2014